ESOP PLAN (Tables)	12 Months Ended
Sep. 30, 2013
ESOP PLAN [Abstract]
Schedule of Shares Held by the ESOP

	September 30,
	2013	2012
Allocated to participants	$16,862	$3,372
Released, but unallocated	10,117	10,117
Unearned	242,811	256,301

Total ESOP shares	269,790	269,790

Fair value of unearned shares	$3,509	$3,158